Long-Term Debt (Tables)	6 Months Ended
Jun. 30, 2014
Debt Disclosure
Loans And Credit Facilities Amounts Outstanding
Borrower(s)	Lenders	June 30, 2014	December 31, 2013
Pegasus-Lance-Seacrown	Credit Suisse AG		214,085
Pegasus-Lance-Seacrown-Fareastern	Credit Suisse AG	335,000
Total		$335,000	$214,085
Less current portion		$20,000	$—
Long-term portion		$315,000	$214,085

Minimum Annual Principal Payments

Period/Year ending December 31,	Amount
2014 (period)	$10,000
2015	20,000
2016	20,000
2017	20,000
2018	20,000
2019 and thereafter	245,000
$335,000